FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities at carrying and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	$ 171,545
Changes in liabilities arising from financing activities [abstract]
Cashflows	(9,606)
Acquisition, disposal and reclassification	(43,673)
Interest Expense Accrued	3,113
Amortized costs	5,725
Fair Value Changes	(7,041)
Other	(7,750)
Liabilities arising from financing at the end of the period	112,313	$ 171,545
Convertible Bond
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	138,422
Changes in liabilities arising from financing activities [abstract]
Cashflows	(4,457)
Acquisition, disposal and reclassification	(53,139)
Interest Expense Accrued	1,972
Amortized costs	5,725
Fair Value Changes	0
Other	(6,124)
Liabilities arising from financing at the end of the period	82,399	138,422
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	33,123
Changes in liabilities arising from financing activities [abstract]
Cashflows	(5,149)	(5,126)
Acquisition, disposal and reclassification	2,425
Interest Expense Accrued	1,141	1,193
Amortized costs	0
Fair Value Changes	0
Other	(1,626)
Liabilities arising from financing at the end of the period	29,914	33,123
Derivative financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	0
Changes in liabilities arising from financing activities [abstract]
Cashflows
Acquisition, disposal and reclassification	7,041
Interest Expense Accrued
Amortized costs
Fair Value Changes	(7,041)
Other	0
Liabilities arising from financing at the end of the period	$ 0	$ 0